Allowance for doubtful accounts	12 Months Ended
Dec. 31, 2020
Allowance for doubtful accounts
Allowance for doubtful accounts

4. Allowance for doubtful accounts

The movement of the allowance for accounts receivable, other receivables and amounts due from related parties was as following:

	Years Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance as of January 1	3,997,417	63,211,728	124,490,642
Provisions for doubtful accounts	59,214,311	61,278,914	11,145,117
Write-off	—	—	—
Balance as of December 31	63,211,728	124,490,642	135,635,759

As of December 31, 2020, the Group recorded allowance for accounts receivable, other receivables and amounts due from related parties was RMB26,102,138, RMB2,080,597 and RMB107,453,024, respectively. The provision for doubtful accounts in 2020 was all for amounts due from related parties.